Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Finished products	$ 1,362	$ 1,163
Raw and packaging materials	13,348	11,882
Products in process	189	129
Total	$ 14,899	$ 13,174